MATERIALS HELD FOR RESEARCH AND DEVELOPMENT WITH ALTERNATIVE FUTURE ALTERNATIVE USE	12 Months Ended
Mar. 31, 2019
ORGANIZATION AND NATURE OF OPERATIONS
NOTE 10 - ? MATERIALS HELD FOR RESEARCH AND DEVELOPMENT WITH ALTERNATIVE FUTURE ALTERNATIVE USE

During the year ended March 31, 2015, the Company, through contract manufacturing incurred costs related to the production of 424 grams of Pritumumab (bulk drug substance), a human monoclonal antibody. The product is being produced for use in research and development. In addition to the use in the brain cancer clinical trials, the Company has also determined the Pritumumab can be used in its current state for pancreatic, breast and lung cancer trials, none of which have commenced. Due to the existence of these alternative future uses, the Company has capitalized the cost of these materials not expected to be used in the brain cancer trials. Of the 424 grams being produced, cost of the grams initially expected to be used in the brain cancer trials was expensed as research and development during the year ended March 31, 2015. The amount capitalized by the Company as of March 31, 2016 was $788,412. These capitalized costs will be expensed as research and development as the materials are consumed. During the year ended March 31, 2017, an additional $58,010 was expensed as research and development associated with the portion filled into vials for use in clinical trials leaving. The Company expensed during the year ended March 31, 2018 an additional $234,334 for the additional portion used in the fill and finish which was used for testing and in preparation for clinical trials in brain cancer. As the Company will begin clinical studies using a dose escalation method, it is not feasible to determine if the additional product will be needed for the brain cancer studies the Company expensed the balance of the product in inventory on March 31, 2018. As of March 31, 2019 the product carries no value on the consolidated balance sheet of the Company.